Expense Example	Nov. 11, 2025 USD ($)
21Shares FTSE Crypto 10 Index ETF | 21Shares FYTSE Crypto 10 Index ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares FTSE Crypto 10 ex-BTC Index ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	$ 208